INVESTMENT IN EQUITY SECURITIES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 04, 2022	Apr. 18, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of share purchase agreement		During 2016, the Company entered into a share purchase agreement to acquire 32% of the share capital of Rail Vision Ltd (“Rail Vision”) and three types of warrants to purchase ordinary shares of Rail Vision.
Share issued				$ 13,508	$ 44,707
Rail Vision [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of issued and outstanding			15.39%	19.31%
Percentage of diluted basis			12.25%	16.86%
Simple Agreement For Future Equity [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share issued	$ 715
Simple Agreement For Future Equity [Member] | Rail Vision [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments						$ 286